Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	34-0963169
Plan number	003
Investment value	$ 8,804,582,962
Participant loan	171,781,569
Assets held for Investment	$ 12,393,524,416
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Investment, Identifier [Axis]: Brokerage Account | Various Certificates of Deposit
EBP, Schedule of Asset Held for Investment [Line Items]
Investment value	$ 8,512,669
Investment, Identifier [Axis]: Brokerage Account | Various Common Stocks
EBP, Schedule of Asset Held for Investment [Line Items]
Investment value	222,886,954
Investment, Identifier [Axis]: Brokerage Account | Various Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Investment value	1,539,364
Investment, Identifier [Axis]: Brokerage Account | Various Government Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Investment value	3,573,751
Investment, Identifier [Axis]: Brokerage Account | Various Municipal Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Investment value	557,243
Investment, Identifier [Axis]: Brokerage Account | Various Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investment value	144,544,066
Investment, Identifier [Axis]: Brokerage Account | Various Preferred Stocks
EBP, Schedule of Asset Held for Investment [Line Items]
Investment value	662,770
Investment, Identifier [Axis]: Brokerage Account | Various Rights/Warrants/Options
EBP, Schedule of Asset Held for Investment [Line Items]
Investment value	(40,259)
Investment, Identifier [Axis]: Brokerage Account | Various Unitized Investment Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investment value	$ 117,096,377
Investment, Identifier [Axis]: Fidelity | Fidelity Cash Reserves
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	18,902.4
Investment value	$ 18,902
Investment, Identifier [Axis]: Fidelity | Fidelity Diversified International Fund - Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	11,038,493.35
Investment value	$ 265,144,610
Investment, Identifier [Axis]: Fidelity | Fidelity Managed Income Portfolio II Class 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	224,305,776.86
Investment value	$ 224,305,777
Investment, Identifier [Axis]: Pacific Investment Management Company | PIMCO Total Return Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	7,893,610.43
Investment value	$ 81,383,123
Investment, Identifier [Axis]: The Progressive Corporation | The Progressive Corporation Common Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	15,005,971.74
Investment value	$ 3,417,159,885
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Total Bond Market Fund Institutional Plus Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	1,320,670.18
Investment value	$ 145,471,820
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Total International Stock Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	870,516.03
Investment value	$ 122,481,605
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Federal Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	151,226,091
Investment value	$ 151,226,091
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Growth Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	3,056,651.91
Investment value	$ 767,678,126
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Institutional Index Fund Institutional Plus Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	7,699,900.87
Investment value	$ 1,073,520,180
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Mid-Cap Index Fund Institutional Plus Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	1,067,134.12
Investment value	$ 417,793,679
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Small Cap Index Fund Institutional Plus Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	901,791.82
Investment value	$ 321,660,125
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2020 Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	1,327,959.14
Investment value	$ 75,560,875
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2025 Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	3,974,233.4
Investment value	$ 247,435,772
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2030 Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	8,739,129.21
Investment value	$ 580,802,527
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2035 Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	9,903,816.52
Investment value	$ 700,199,828
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2040 Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	9,432,345.21
Investment value	$ 706,859,950
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2045 Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	9,460,578.14
Investment value	$ 748,237,125
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2050 Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	7,342,836.39
Investment value	$ 596,458,600
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2055 Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	5,183,137.47
Investment value	$ 420,818,931
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2060 Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	2,988,475.38
Investment value	$ 243,022,818
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2065 Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	1,569,097.38
Investment value	$ 76,650,407
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2070 Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	308,952.57
Investment value	$ 9,191,339
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement Income Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	1,455,646.73
Investment value	$ 72,913,345
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Value Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	3,441,343.07
Investment value	$ 256,414,472